ACCOUNTING POLICIES (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Equity	€ 24,500	€ 68,100
Working capital	25,500	73,000
Cash flows from operations	46,300	68,000		€ 16,300
Shareholders' equity	24,547	68,154	[1]	€ (39,925)	€ (31,333)
Cash and cash equivalents	53,800	94,900
Restricted cash	4,800	€ 3,500
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual fee	25
Top of range [member]
IfrsStatementLineItems [Line Items]
Annual fee	€ 35

[1]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, the Group capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves